Organization - Additional Information (Details)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporation, date of incorporation	Nov. 08, 2020
Date of commencement of business	Jan. 25, 2021